Document and Entity Information	12 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	DWS MARKET TRUST
Central Index Key	0000095603
Amendment Flag	false
Document Creation Date	Jul 31, 2013
Document Effective Date	Aug 1, 2013
Prospectus Date	Aug 1, 2013

DWS Alternative Asset Allocation Fund
DWS Alternative Asset Allocation Fund
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 18) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Alternative Asset Allocation Fund (USD $)	Class A	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	1.00%	none	none	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	none	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Alternative Asset Allocation Fund	Class A	Class C	Class R	INST Class	Class S
Management fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution/service (12b-1) fees	0.24%	1.00%	0.50%	none	none
Other expenses	0.31%	0.29%	0.37%	0.25%	0.37%
Acquired funds fees and expenses	1.28%	1.28%	1.28%	1.28%	1.28%
Total annual fund operating expenses	2.03%	2.77%	2.35%	1.73%	1.85%
Less expense waiver/reimbursement	0.07%	0.06%	0.14%	0.02%	0.04%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	1.96%	2.71%	2.21%	1.71%	1.81%

The Advisor has contractually agreed through September 30, 2013, to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses, and acquired funds fees and expenses) at 0.57%, 1.32%, 0.77%, 0.27% and 0.42% for Class A, Class C, Class R, Institutional Class and Class S shares and, for the period from October 1, 2013 through July 31, 2014, the Advisor has contractually agreed to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses, and acquired funds fees and expenses) at ratios no higher than 0.68%, 1.43%, 0.93%, 0.43% and 0.53% for Class A, Class C, Class R, Institutional Class and Class S shares. These agreements may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Alternative Asset Allocation Fund (USD $)	Class A	Class C	Class R	INST Class	Class S
1 Year	763	374	224	174	184
3 Years	1,169	853	720	543	578
5 Years	1,599	1,459	1,243	937	997
10 Years	2,793	3,095	2,675	2,039	2,166

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Alternative Asset Allocation Fund (USD $)	Class A	Class C	Class R	INST Class	Class S
1 Year	763	274	224	174	184
3 Years	1,169	853	720	543	578
5 Years	1,599	1,459	1,243	937	997
10 Years	2,793	3,095	2,675	2,039	2,166

PORTFOLIO TURNOVER
The fund (or an underlying fund) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2013: 30%.
Principal Investment Strategy
Main investments. The fund is a fund−of−funds, which means its assets are invested in a combination of other DWS funds (i.e., mutual funds, exchange−traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund's investment advisor, or one of its affiliates), certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Currency and interest rate strategies and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non−traditional) asset categories and investment strategies. The fund may also invest in securities of unaffiliated ETFs or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (DWS funds, unaffiliated ETFs and hedge funds are collectively referred to as "underlying funds"). The fund's allocations among the underlying funds may vary over time.

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non−traditional or alternative asset categories and investment strategies that should be represented in the fund's portfolio. Such asset categories and investment strategies may include: market neutral, inflation−protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short−term market changes.

Currency and interest rate strategies. In addition to the fund's main investment strategy, portfolio management may seek to enhance returns by employing proprietary quantitative currency strategies across developed and emerging market currencies using derivatives (contracts whose values are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies may be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a "relative value" analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi-year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a "fair value" analysis, seeking to systematically buy "undervalued" currencies and sell "overvalued" currencies.

Portfolio management also may seek to enhance returns by employing a rules-based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize a proprietary rules-based interest rate futures index that measures the performance of the long/short allocations to a basket of six equally weighted interest rate futures indices: Australia, U.S., Japan, Switzerland, U.K., and Euro. Portfolio management applies the methodology to determine which interest rate futures from the most liquid currencies are trending positively or negatively, and purchases or sells interest rate futures accordingly.

The notional amount of the fund's aggregate currency and interest rate exposure resulting from these strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund's net assets).

Derivatives. Outside of the currency and interest rate strategies, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.

Asset allocation risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Underlying funds risk. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.

In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers performance. To the extent that the fund's allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.

Concentration risk - underlying funds. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund's performance.

While the fund does not concentrate in a particular industry, it may concentrate in an underlying DWS fund, and there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their own investment objectives and strategies.

Non-diversification risk - underlying funds. While the fund is diversified, certain underlying funds may be classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the underlying fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the underlying fund.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Commodities-related investments risk. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.

Inflation-indexed bond risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise due to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.

Real estate securities. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

Gold-related investments. Prices of gold or other precious metals and minerals-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the stock market as a whole. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.

Infrastructure-related companies. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Senior loans risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.

Short sale risk. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Borrowing risk. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.

Conflict of interest risk. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Currency strategies risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant, possibly exceeding the amounts invested in the futures contracts. The risk of loss is heightened during periods of rapid rises in interest rates.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Tax status risk. Income from certain commodity-linked derivative instruments does not constitute "qualifying income" to the fund for purposes of qualification as a "regulated investment company." Receipt of such income could cause the fund to be subject to tax at the fund level. The IRS has issued a private ruling to certain underlying funds that such income earned through a wholly-owned Subsidiary constitutes qualifying income. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If such income were determined to cause the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Subsidiary risk. Certain underlying funds may invest in a wholly-owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary's investments, which generally include the risks of investing in derivatives and commodities-related investments.

Multi-manager approach risk. While the investment strategies employed by certain underlying funds' investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund's multiple investment management teams may result in a fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for a fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase a fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of a fund's investment strategy depends on, among other things, both the Advisor's skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team's skill in executing the relevant investment strategy and selecting investments for a fund. The degree of correlation among the investment management teams' investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

The performance figures for Class R shares prior to the inception date are based on the historical performance of Class A, adjusted to reflect the higher gross total annual operating expenses of Class R.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 15.11%, Q2 2009 Worst Quarter: -16.48%, Q4 2008 Year-to-Date as of 6/30/13: -2.07%
Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns DWS Alternative Asset Allocation Fund	Class Inception	1 Year	5 Year	Since Inception
Class A before tax	Jul 30, 2007	3.04%	0.42%	1.26%
Class A After tax on distributions		2.39%	(0.64%)	0.12%
Class A After tax on distributions and sale of fund shares		2.07%	(0.26%)	0.41%
Class C before tax	Jul 30, 2007	8.51%	0.85%	1.54%
Class R before tax	Jun 1, 2011	9.25%	1.42%	2.15%
INST Class before tax	Jul 30, 2007	9.66%	1.86%	2.56%
Class S before tax	Jul 30, 2007	9.52%	1.86%	2.56%
MSCI World Index (reflects no deduction for fees or expenses)		15.83%	(1.18%)	(0.70%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	6.44%
Standard & Poor's 500 (S&P 500) Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	1.87%
Blended Index		12.45%	1.45%	1.92%

Blended Index consists of 70% MSCI World Index, which tracks the performance of stocks in select developed markets around the world, including the United States, and 30% Barclays Capital US Aggregate Bond Index, which tracks the performance of the broad US investment-grade, fixed-rate bond market, including both government and corporate bonds.

Portfolio management believes that the MSCI World Index, Barclays US Aggregate Bond Index, and the blend of each of these indexes, reflect the different components of the fund's typical asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
DWS Alternative Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Alternative Asset Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 18) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund (or an underlying fund) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

		Portfolio turnover rate for fiscal year 2013: 30%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through September 30, 2013, to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses, and acquired funds fees and expenses) at 0.57%, 1.32%, 0.77%, 0.27% and 0.42% for Class A, Class C, Class R, Institutional Class and Class S shares and, for the period from October 1, 2013 through July 31, 2014, the Advisor has contractually agreed to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses, and acquired funds fees and expenses) at ratios no higher than 0.68%, 1.43%, 0.93%, 0.43% and 0.53% for Class A, Class C, Class R, Institutional Class and Class S shares. These agreements may only be terminated with the consent of the fund's Board.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. The fund is a fund−of−funds, which means its assets are invested in a combination of other DWS funds (i.e., mutual funds, exchange−traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund's investment advisor, or one of its affiliates), certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Currency and interest rate strategies and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non−traditional) asset categories and investment strategies. The fund may also invest in securities of unaffiliated ETFs or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (DWS funds, unaffiliated ETFs and hedge funds are collectively referred to as "underlying funds"). The fund's allocations among the underlying funds may vary over time.

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non−traditional or alternative asset categories and investment strategies that should be represented in the fund's portfolio. Such asset categories and investment strategies may include: market neutral, inflation−protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short−term market changes.

Currency and interest rate strategies. In addition to the fund's main investment strategy, portfolio management may seek to enhance returns by employing proprietary quantitative currency strategies across developed and emerging market currencies using derivatives (contracts whose values are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies may be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a "relative value" analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi-year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a "fair value" analysis, seeking to systematically buy "undervalued" currencies and sell "overvalued" currencies.

Portfolio management also may seek to enhance returns by employing a rules-based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize a proprietary rules-based interest rate futures index that measures the performance of the long/short allocations to a basket of six equally weighted interest rate futures indices: Australia, U.S., Japan, Switzerland, U.K., and Euro. Portfolio management applies the methodology to determine which interest rate futures from the most liquid currencies are trending positively or negatively, and purchases or sells interest rate futures accordingly.

The notional amount of the fund's aggregate currency and interest rate exposure resulting from these strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund's net assets).

		Derivatives. Outside of the currency and interest rate strategies, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.

Asset allocation risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Underlying funds risk. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.

In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers performance. To the extent that the fund's allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.

Concentration risk - underlying funds. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund's performance.

While the fund does not concentrate in a particular industry, it may concentrate in an underlying DWS fund, and there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their own investment objectives and strategies.

Non-diversification risk - underlying funds. While the fund is diversified, certain underlying funds may be classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the underlying fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the underlying fund.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Commodities-related investments risk. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.

Inflation-indexed bond risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise due to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.

Real estate securities. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

Gold-related investments. Prices of gold or other precious metals and minerals-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the stock market as a whole. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.

Infrastructure-related companies. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Senior loans risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.

Short sale risk. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Borrowing risk. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.

Conflict of interest risk. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Currency strategies risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant, possibly exceeding the amounts invested in the futures contracts. The risk of loss is heightened during periods of rapid rises in interest rates.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Tax status risk. Income from certain commodity-linked derivative instruments does not constitute "qualifying income" to the fund for purposes of qualification as a "regulated investment company." Receipt of such income could cause the fund to be subject to tax at the fund level. The IRS has issued a private ruling to certain underlying funds that such income earned through a wholly-owned Subsidiary constitutes qualifying income. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If such income were determined to cause the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Subsidiary risk. Certain underlying funds may invest in a wholly-owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary's investments, which generally include the risks of investing in derivatives and commodities-related investments.

		Multi-manager approach risk. While the investment strategies employed by certain underlying funds' investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund's multiple investment management teams may result in a fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for a fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase a fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of a fund's investment strategy depends on, among other things, both the Advisor's skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team's skill in executing the relevant investment strategy and selecting investments for a fund. The degree of correlation among the investment management teams' investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

		The performance figures for Class R shares prior to the inception date are based on the historical performance of Class A, adjusted to reflect the higher gross total annual operating expenses of Class R.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Portfolio management believes that the MSCI World Index, Barclays US Aggregate Bond Index, and the blend of each of these indexes, reflect the different components of the fund's typical asset allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.11%, Q2 2009 Worst Quarter: -16.48%, Q4 2008 Year-to-Date as of 6/30/13: -2.07%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Blended Index consists of 70% MSCI World Index, which tracks the performance of stocks in select developed markets around the world, including the United States, and 30% Barclays Capital US Aggregate Bond Index, which tracks the performance of the broad US investment-grade, fixed-rate bond market, including both government and corporate bonds.

		Portfolio management believes that the MSCI World Index, Barclays US Aggregate Bond Index, and the blend of each of these indexes, reflect the different components of the fund's typical asset allocations.
DWS Alternative Asset Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	763
3 Years	rr_ExpenseExampleYear03	1,169
5 Years	rr_ExpenseExampleYear05	1,599
10 Years	rr_ExpenseExampleYear10	2,793
1 Year	rr_ExpenseExampleNoRedemptionYear01	763
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,169
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,599
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,793
2008	rr_AnnualReturn2008	(27.13%)
2009	rr_AnnualReturn2009	25.58%
2010	rr_AnnualReturn2010	12.20%
2011	rr_AnnualReturn2011	(3.46%)
2012	rr_AnnualReturn2012	9.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.48%)
DWS Alternative Asset Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.77%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.71%
1 Year	rr_ExpenseExampleYear01	374
3 Years	rr_ExpenseExampleYear03	853
5 Years	rr_ExpenseExampleYear05	1,459
10 Years	rr_ExpenseExampleYear10	3,095
1 Year	rr_ExpenseExampleNoRedemptionYear01	274
3 Years	rr_ExpenseExampleNoRedemptionYear03	853
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,459
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,095
DWS Alternative Asset Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.35%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.21%
1 Year	rr_ExpenseExampleYear01	224
3 Years	rr_ExpenseExampleYear03	720
5 Years	rr_ExpenseExampleYear05	1,243
10 Years	rr_ExpenseExampleYear10	2,675
1 Year	rr_ExpenseExampleNoRedemptionYear01	224
3 Years	rr_ExpenseExampleNoRedemptionYear03	720
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,243
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,675
DWS Alternative Asset Allocation Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.71%
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	543
5 Years	rr_ExpenseExampleYear05	937
10 Years	rr_ExpenseExampleYear10	2,039
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	543
5 Years	rr_ExpenseExampleNoRedemptionYear05	937
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,039
DWS Alternative Asset Allocation Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Less expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	184
3 Years	rr_ExpenseExampleYear03	578
5 Years	rr_ExpenseExampleYear05	997
10 Years	rr_ExpenseExampleYear10	2,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	578
5 Years	rr_ExpenseExampleNoRedemptionYear05	997
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,166
DWS Alternative Asset Allocation Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.04%
5 Year	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 2007
DWS Alternative Asset Allocation Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.51%
5 Year	rr_AverageAnnualReturnYear05	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 2007
DWS Alternative Asset Allocation Fund | before tax | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.25%
5 Year	rr_AverageAnnualReturnYear05	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2011
DWS Alternative Asset Allocation Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.66%
5 Year	rr_AverageAnnualReturnYear05	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 2007
DWS Alternative Asset Allocation Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Year	rr_AverageAnnualReturnYear05	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 2007
DWS Alternative Asset Allocation Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.39%
5 Year	rr_AverageAnnualReturnYear05	(0.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
DWS Alternative Asset Allocation Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Year	rr_AverageAnnualReturnYear05	(0.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
DWS Alternative Asset Allocation Fund | MSCI World Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Year	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
DWS Alternative Asset Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
DWS Alternative Asset Allocation Fund | Standard & Poor's 500 (S&P 500) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
DWS Alternative Asset Allocation Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.45%
5 Year	rr_AverageAnnualReturnYear05	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2013